Shareholders’ Equity - Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value (Details)	6 Months Ended
Jun. 30, 2025
Warrant [Member]
Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value [Line Items]
Dividend yield (%)	0.00%
Share-Based Payment Arrangement, Option [Member]
Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value [Line Items]
Dividend yield (%)	0.00%
Milestone-Based Options [Member]
Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value [Line Items]
Dividend yield (%)	0.00%
Minimum [Member] | Warrant [Member]
Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value [Line Items]
Expected volatility (%)	117.40%
Risk-free interest rate (%)	4.36%
Expected term (in years)	8 months 4 days
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value [Line Items]
Expected volatility (%)	102.97%
Risk-free interest rate (%)	3.90%
Expected term (in years)	5 years 9 months 18 days
Minimum [Member] | Milestone-Based Options [Member]
Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value [Line Items]
Expected volatility (%)	98.88%
Risk-free interest rate (%)	3.83%
Expected term (in years)	5 years 3 months 18 days
Maximum [Member] | Warrant [Member]
Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value [Line Items]
Expected volatility (%)	134.00%
Risk-free interest rate (%)	5.08%
Expected term (in years)	2 years
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value [Line Items]
Expected volatility (%)	104.83%
Risk-free interest rate (%)	4.14%
Expected term (in years)	6 years 1 month 6 days
Maximum [Member] | Milestone-Based Options [Member]
Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value [Line Items]
Expected volatility (%)	104.83%
Risk-free interest rate (%)	4.43%
Expected term (in years)	5 years 8 months 12 days